VIA EDGAR
                                        Putnam Investments
                                        One Post Office Square
                                        Boston, MA 02109

                                        February 3, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam American Government Income Fund (Reg. No. 2-95127)
     (811-4178) (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was
filed electronically on January 29, 1998.        .

      Comments or questions concerning this certificate may be directed to Daniel J. Hynes at 1-800-225-2465, ext. 1-7015.

                         Very truly yours,

                         Putnam American Government Income Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  Bryan Chegwidden, Esq.